UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows (used in)/provided by Operating Activities:
Net (loss)/ income	$ 7,602,568	$ (404,468)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by Operating activities:
Vessels' depreciation and amortization of deferred dry-docking costs	4,040,601	694,372
Amortization and write-off of deferred finance charges	125,234	541,441
Amortization of other deferred charges	53,449	112,508
Deferred revenue amortization	(157,076)	(430,994)
Interest settled in common stock	0	57,773
Amortization and write-off of convertible notes beneficial conversion feature	0	532,437
Changes in operating assets and liabilities:
Accounts receivable trade	(1,496,824)	(705,003)
Inventories	(2,836,214)	(47,380)
Due from/to related parties	(1,179,669)	288,538
Prepaid expenses and other assets	(901,228)	(260,596)
Dry-dock costs paid	(1,288,364)	(509,976)
Other deferred charges	(196,347)	0
Accounts payable	515,337	(179,960)
Accrued liabilities	1,365,569	(17,290)
Deferred revenue	1,564,978	(62,021)
Net Cash (used in)/provided by Operating Activities	7,212,014	(390,619)
Cash flow used in Investing Activities:
Vessel acquisitions and other vessel improvements	(245,945,567)	(388,635)
Advances for vessel acquisitions	(9,178,452)	0
Net cash used in Investing Activities	(255,124,019)	(388,635)
Cash flows provided by Financing Activities:
Gross proceeds from issuance of common stock and warrants	262,516,826	20,671,500
Common stock issuance expenses	(12,311,638)	(1,637,559)
Proceeds from long-term debt	33,290,000	9,500,000
Repayment of long-term debt	(1,571,000)	(950,000)
Payment of deferred financing costs	(756,051)	(608,985)
Net cash provided by Financing Activities	281,168,137	26,974,956
Net increase in cash, cash equivalents, and restricted cash	33,256,132	26,195,702
Cash, cash equivalents and restricted cash at the beginning of the period	9,426,903	5,058,939
Cash, cash equivalents and restricted cash at the end of the period	42,683,035	31,254,641
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	40,032,095	30,754,641
Restricted cash	2,650,940	500,000
Cash, cash equivalents and restricted cash at the end of the period	42,683,035	31,254,641
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	400,907	354,433
Shares issued in connection with the settlement of the $5.0 Million Convertible Debentures	0	5,057,773
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	223,956	430,876
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	869,876	104,654
Unpaid advances for vessel acquisitions (included in Accounts payable and Accrued Liabilities)	64,555	0
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	$ 869,951	$ 0